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              Securities and Exchange Commission
                    Washington, D.C.  20549
                          FORM 24F-2
               Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2


1.   Name and address of issuer:


          Prudential Securities Incorporated
          One Seaport Plaza
          New York, NY  10292


2. Name of each series or class of funds for which this notice is filed:


          National Equity Trust Low Five Portfolio Series 3


3.   Investment Company Act File Number:


          811-5694


     Securities Act File Number:


          33-62719


4.   Last day of fiscal year for which this notice is filed:


          October 11, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                         [    ]






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6.    Date of termination of issuer's declaration under rule
      24f-2(a)(1), if applicable:


          November 8, 1996


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fis-cal year, but which remained unsold at the beginning of the fiscal year:

            None


8. Number and amount of securities registered during the fis-cal year other than pursuant to rule 24f-2:


            None


9. Number and aggregate sale price of securities sold during the fiscal year:


          The number of securities sold during the fiscal year was 57,711,960. The aggregate sale price for which securities were sold was $60,743,401.00.


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


          The number of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2 was 57,711,960. The aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2 was $60,743,401.00.


11. Number and aggregate sale price of securities issued dur-ing the fiscal year in connection with dividend reinvest-ment plans, if applicable:


          N/A


12.   Calculation of registration fee:


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          (i)  Aggregate sale price of securi-
               ties sold during the fiscal year
               in reliance on rule 24f-2 (from
               Item 10):                                   $60,743,401.00

         (ii)  Aggregate price of shares issued
               in connection with dividend
               reinvestment plans (from Item
               11, if applicable):                         +      0

        (iii)  Aggregate price of shares
               redeemed or repurchased during
               the fiscal year (if applicable):            - 9,816,933.00

         (iv)  Aggregate price of shares
               redeemed or repurchased and pre-
               viously applied as a reduction
               to filing fees pursuant to rule
               24e-2 (if applicable):                      +      0

          (v)  Net aggregate price of securi-
               ties sold and issued during the
               fiscal year in reliance on rule
               24f-2 [line (i), plus line (ii),
               less line (iii), plus line (iv)]
               (if applicable):                            $50,926,468.00


         (vi)  Multiplier prescribed by Section
               6(b) of the Securities Act of
               1933 or other applicable law or
               regulation:                                 x   1/3300

        (vii)  Fee due [line (i) or line (v)
               multiplied by line (vi)]:                   $15,432.26


Instruction:   Issuers should complete lines (ii), (iii), (iv),
               and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.


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13.   Check box if fees are being remitted to the Commission's
      lockbox depository as described in section 3a of the Com-mission's Rules of Informal and Other Procedures (17 CFR
      202.3a).

                                                             [ x ]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          November 8, 1996
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                                SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


                                          By:   Richard R. Hoffmann
                                                Richard R. Hoffmann
                                                First Vice President



Date:  November 8, 1996

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